Note 8 - Business Combinations - Purchase Price Allocation (Details) - Gray Matters [Member] - USD ($)		12 Months Ended
	Dec. 10, 2021	Dec. 31, 2022
Net cash consideration	$ 7,240,100
Buyer common stock	1,500,000
Fair value of deferred consideration	1,335,000
Total	11,005,100
Contingent Consideration by Performance Metrics [Member]
Fair value of deferred consideration	$ 930,000	$ 930,000